Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	September 30, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$106,252	$—	$—	$106,252
Convertible Debentures	8,970	—	—	8,970
Derivative liabilities	2,096	—	—	2,096
Other long-term liabilities	173	—	—	173

Total liabilities measured at fair value	$117,491	$—	$—	$117,491

	December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$2,184	$2,184	$—	$—

Total assets measured at fair value	$2,184	$2,184	$—	$—

Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

	Fair value measurements at December 31, 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	$4,338	$4,338	$—	$—

Liabilities
Derivative liabilities	$35,700	$—	$—	$35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

Schedule of convertible debentures	A summary of inputs used in valuing the Convertible Debentures is as follows:

September 30, 2023
Risk -Free Rate	5.40%
Corporate Bond Yield	16.17%
Coupon Interest Rate	7.0%
Volatility	70.0%
Dividend Yield	0.0%
Conversion Price	$8

Schedule of the derivative liabilities measured at fair value using significant unobservable inputs Level 3
The following table includes a summary of the derivative liabilities measured at fair value during the nine months ended September 30, 2023 (in thousands):

Fair Value
Ending Balance as of December 31, 2022	$1,231
Change in fair value measurement	1,090
Forfeiture of Private Warrants	(225)

Ending Balance as of September 30, 2023	$2,096

The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2022:

Fair value
Ending Balance at December 31, 2019	$33,400
Loan derivative liability	2,800
Re-measurement of fair value	(800)

Ending Balance at December 31, 2020	$35,400
Re-measurement of fair value	300

Balance at December 31, 2021	$35,700
Private Warrant liability acquired as part of the Business Combination	2,545
Forfeiture of Private Warrants	1,696
Change in fair value measurement	(38,710)

Balance at December 31, 2022	$1,231

Schedule of quantitative information regarding Level 3 fair value measurements

	September 30, 2023	December 31, 2022
Equity value	$1.40	$3.99
Exercise price	$11.50	$11.50
Term, in years	4.11	4.86
Volatility	107.0%	35.0%
Risk-free rate	4.63%	3.94%
Dividend yield	0.0%	0.0%
Call option value	$0.58	$0.30
The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants. A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	December 31, 2022	November 10, 2022
	Fair value	Fair Value
Equity Value	$3.99	$9.01
Exercise Price	$11.50	$11.50
Term (in years)	4.86	5.00
Volatility	35.0%	10.0%
Risk-free rate	3.94%	3.91%
Dividend yield	0.00%	0.00%
Call option value	$0.30	$0.62